Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Nov. 29, 2016	Nov. 17, 2016
PGIM Quant Solutions Emerging Markets Equity Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,879.12	$ 12,525.49	$ 11,048.13	$ 14,673.72	$ 13,092.42	$ 12,303.05	$ 11,625.90	$ 13,258.07	$ 10,000.00
PGIM Quant Solutions International Developed Markets Index Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,134.25	14,102.29	12,277.12	16,168.87	12,137.60	12,805.17	11,654.02	12,561.31		$ 10,000.00
MSCI Emerging Markets ND Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ND Index
Account Value	$ 15,727.922997861735	12,550.692210804171	11,327.403740821439	16,422.798764097482	14,041.340042159696	12,971.031891574803	11,596.187892979233	13,255.251277703186	$ 10,000
MSCI EAFE ND Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE ND Index
Account Value	$ 17,634.285123032983	14,340.774605909222	12,535.544752383636	16,279.689536809174	12,132.683022391087	13,026.895190041985	11,731.311865131969	12,594.595179117287		10,000
FTSE Developed Markets Ex-North America Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed Markets Ex-North America Net Index
Account Value	$ 17,432.00789880523	$ 14,264.153167369481	$ 12,502.934160690666	$ 16,409.799248226911	$ 12,271.04395766844	$ 12,977.983935021288	$ 11,740.306130165831	$ 12,696.259824636993		$ 10,000